Interest and Finance Costs	9 Months Ended
Mar. 31, 2014
Interest and Finance Costs
Interest and Finance Costs

16. Interest and Finance Costs

Interest and finance costs of $1,579,206 is comprised of interest incurred of $1,666,159, $800,807 of amortization of financing costs, and $84,250 of other finance costs less capitalized interest of $972,010 for the period July 1, 2013 to March 31, 2014.